Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2012
Repurchase Agreements Tables
Schedule of Securities Sold Under Repurchase Agreements

As of December 31, 2011, the Bank had a $5 million structured repurchase agreement with a correspondent bank maturing on July 31, 2012 with a fixed interest rate of 4.55%. Information regarding repurchase agreements follows:

(Dollars in thousands)

	2012	2011
Outstanding balance at December 31	$19,572	$21,869
Average interest rate at December 31	0.25%	1.27%
Average balance during the year	$22,185	$20,815
Average interest rate during the year	0.84%	1.38%
Maximum month end balance during the year	$24,662	$22,249